Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Delinquent Participant Contributions	Delinquent Participant Contributions
During 2019, 2020, 2021 and 2023, there were unintentional delays by the Company in submitting participant contributions and loan repayments in the aggregate amount of $7,256,063.

As of December 31, 2025, the Company had processed corrections for delinquent contributions totaling $1,986,796. During 2026, the Company processed additional corrections totaling $5,255,555. The Company is in the process of calculating the required corrections to compensate the affected participants for lost earnings for the remaining $13,712. Once all lost earnings are remitted, the Company will complete the Department of Labor’s Voluntary Fiduciary Correction Program (“VFCP”) filing.